Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	May 01, 2018
Prospectus Date	May 01, 2018
LoCorr Macro Strategies Fund | Class A
Prospectus:
Trading Symbol	LFMAX
LoCorr Macro Strategies Fund | Class C
Prospectus:
Trading Symbol	LFMCX
LoCorr Macro Strategies Fund | Class I
Prospectus:
Trading Symbol	LFMIX
LoCorr Long/Short Commodities Strategy Fund | Class A
Prospectus:
Trading Symbol	LCSAX
LoCorr Long/Short Commodities Strategy Fund | Class C
Prospectus:
Trading Symbol	LCSCX
LoCorr Long/Short Commodities Strategy Fund | Class I
Prospectus:
Trading Symbol	LCSIX
LoCorr Dynamic Equity Fund | Class A
Prospectus:
Trading Symbol	LEQAX
LoCorr Dynamic Equity Fund | Class C
Prospectus:
Trading Symbol	LEQCX
LoCorr Dynamic Equity Fund | Class I
Prospectus:
Trading Symbol	LEQIX
LoCorr Spectrum Income Fund | Class A
Prospectus:
Trading Symbol	LSPAX
LoCorr Spectrum Income Fund | Class C
Prospectus:
Trading Symbol	LSPCX
LoCorr Spectrum Income Fund | Class I
Prospectus:
Trading Symbol	LSPIX
LoCorr Multi-Strategy Fund | Class A
Prospectus:
Trading Symbol	LMUAX
LoCorr Multi-Strategy Fund | Class C
Prospectus:
Trading Symbol	LMUCX
LoCorr Multi-Strategy Fund | Class I
Prospectus:
Trading Symbol	LMUIX
LoCorr Market Trend Fund | Class A
Prospectus:
Trading Symbol	LOTAX
LoCorr Market Trend Fund | Class C
Prospectus:
Trading Symbol	LOTCX
LoCorr Market Trend Fund | Class I
Prospectus:
Trading Symbol	LOTIX